Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year	Summary Compensation Table Total for First PEO[1,2]	Summary Compensation Table Total for Second PEO[1,2]	Summary Compensation Table Total for Third PEO[1,2]	Compensation Actually Paid to First PEO[1,3,4]	Compensation Actually Paid to Second PEO[1,3,4]	Compensation Actually Paid to Third PEO[1,3,4]	Average Summary Compensation Table Total for Non-PEO NEOs[1,2]	Average Compensation Actually Paid to Non-PEO NEOs[1,3]	Value of an initial $100 Investment:		Net Income (Millions)[7]	Adjusted EBITDA Millions[8]
									Total Shareholder Return[5]	Peer Group Total Shareholder Return[6]

2025	N/A	$4,321,795	$6,421,112	N/A	($5,406,732)	$4,183,227	$1,980,811	$149,733	$44.72	$258.38	$62	$425

2024	N/A	$10,030,422	N/A	N/A	$9,484,892	N/A	$4,347,990	$3,651,538	$60.68	$208.30	$957	$348

2023	$22,632,770	$1,879,422	N/A	$34,989,625	$5,810,060	N/A	$6,029,503	$6,122,187	$74.13	$152.48	($428)	$333

2022	$12,743,595	N/A	N/A	($23,626,321)	N/A	N/A	$5,545,639	$9,513,796	$62.31	$96.60	$59	$324

2021	$14,840,501	N/A	N/A	$25,600,030	N/A	N/A	$6,428,128	$13,908,923	$107.00	$134.53	$98	$471

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote	NEOs included in these columns reflect the following individuals:

Year	First PEO	Second PEO	Third PEO	Non-PEO NEOs

2025	—	David Wilkinson	James G. Kelly	Brian Webb-Walsh, Darren Wilson, Eric Schoch, Kelli Sterrett, Benny Tadele

2024	—	David Wilkinson	—	Brian Webb-Walsh, James G. Kelly, Eric Schoch, Kelli Sterrett, Brendan Tansill

2023	Michael Hayford	David Wilkinson	—	Owen Sullivan, Tim Oliver, Brian Webb-Walsh, Kelly Moyer, Eric Schoch, Kelli Sterrett, Don Layden

2022	Michael Hayford	—	—	Owen Sullivan, Tim Oliver, Adrian Button, Don Layden

2021	Michael Hayford	—	—	Owen Sullivan, Tim Oliver, Adrian Button, Don Layden

Peer Group Issuers, Footnote	Peer Group Total Shareholder Return represents the cumulative return on a fixed investment of $100 in the S&P 500 Information Technology Index for the period beginning on the last trading day of 2020 through the end of the applicable year, assuming reinvestment of dividends.
Adjustment To PEO Compensation, Footnote	Compensation Actually Paid (CAP) has been calculated based on the requirements and methodology set forth in the applicable SEC rules (Item 402(v) of Regulation S-K). The CAP calculation includes the end-of-year value of awards granted within the year, the change in fair value from prior year end of vested awards and the change in the fair value of unvested awards granted in prior years, regardless of if, when, or at which intrinsic value they will actually vest. To calculate CAP for 2025 the following amounts were deducted from and added to the total compensation number shown in the Summary Compensation Table:

Reconciliation of Summary Compensation Table Total to Compensation Actually Paid	2025 (For Second PEO)	2025 (For Third PEO)	2025 (Average For Non- PEO NEOs)

Summary Compensation Table Total	$4,321,795	$6,421,112	$1,980,811

(Minus): Grant Date Fair Value of Equity Awards Granted in the Fiscal Year	$0	($5,712,168)	($1,105,579)

Plus: Fair Value at Fiscal Year End of Outstanding and Unvested Equity Awards Granted in the Fiscal Year	$0	$5,124,846	$991,904

Plus/(Minus): Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Fiscal Years	($676,428)	($1,539,362)	($1,028,142)

Plus: Fair Value at Vesting of Equity Awards Granted and Vested in the Fiscal Year	$0	$0	$0

(Minus): Fair Value as of the Prior Fiscal Year End of Equity Awards Granted in Prior Fiscal Years that Failed to Meet Vesting Conditions in the Fiscal Year	($6,660,087)	$0	($478,626)

(Minus): Change in Fair Value as of the Vesting Date of Equity Awards Granted in Prior Fiscal Years that Vested in the Fiscal Year	($2,392,012)	($111,201)	($210,635)

Compensation Actually Paid	($5,406,732)	$4,183,227	$149,733

(4)Fair values of unvested and outstanding equity awards to our NEOs were remeasured as of the end of each year, and as of each vesting date, during the years displayed in the table above. Fair values as of each measurement date were determined using valuation assumptions and methodologies that are generally consistent with those used to estimate fair value at grant under US GAAP, including the Black-Scholes formula for options granted at the money, and Monte Carlo simulation for premium-priced options and performance share RSUs. See “Stock Compensation Plans” in the Notes to Consolidated Financial Statements contained in the Company’s Annual Report on Form 10-K. The assumptions used in calculating the fair value of the equity awards did not differ in any material respect from the assumptions used to calculate the grant date fair value of the awards as reported in the "Summary Compensation Table."

Non-PEO NEO Average Total Compensation Amount	$ 1,980,811	$ 4,347,990	$ 6,029,503	$ 5,545,639	$ 6,428,128
Non-PEO NEO Average Compensation Actually Paid Amount	$ 149,733	3,651,538	6,122,187	9,513,796	13,908,923
Adjustment to Non-PEO NEO Compensation Footnote	Compensation Actually Paid (CAP) has been calculated based on the requirements and methodology set forth in the applicable SEC rules (Item 402(v) of Regulation S-K). The CAP calculation includes the end-of-year value of awards granted within the year, the change in fair value from prior year end of vested awards and the change in the fair value of unvested awards granted in prior years, regardless of if, when, or at which intrinsic value they will actually vest. To calculate CAP for 2025 the following amounts were deducted from and added to the total compensation number shown in the Summary Compensation Table:

Reconciliation of Summary Compensation Table Total to Compensation Actually Paid	2025 (For Second PEO)	2025 (For Third PEO)	2025 (Average For Non- PEO NEOs)

Summary Compensation Table Total	$4,321,795	$6,421,112	$1,980,811

(Minus): Grant Date Fair Value of Equity Awards Granted in the Fiscal Year	$0	($5,712,168)	($1,105,579)

Plus: Fair Value at Fiscal Year End of Outstanding and Unvested Equity Awards Granted in the Fiscal Year	$0	$5,124,846	$991,904

Plus/(Minus): Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Fiscal Years	($676,428)	($1,539,362)	($1,028,142)

Plus: Fair Value at Vesting of Equity Awards Granted and Vested in the Fiscal Year	$0	$0	$0

(Minus): Fair Value as of the Prior Fiscal Year End of Equity Awards Granted in Prior Fiscal Years that Failed to Meet Vesting Conditions in the Fiscal Year	($6,660,087)	$0	($478,626)

(Minus): Change in Fair Value as of the Vesting Date of Equity Awards Granted in Prior Fiscal Years that Vested in the Fiscal Year	($2,392,012)	($111,201)	($210,635)

Compensation Actually Paid	($5,406,732)	$4,183,227	$149,733

(4)Fair values of unvested and outstanding equity awards to our NEOs were remeasured as of the end of each year, and as of each vesting date, during the years displayed in the table above. Fair values as of each measurement date were determined using valuation assumptions and methodologies that are generally consistent with those used to estimate fair value at grant under US GAAP, including the Black-Scholes formula for options granted at the money, and Monte Carlo simulation for premium-priced options and performance share RSUs. See “Stock Compensation Plans” in the Notes to Consolidated Financial Statements contained in the Company’s Annual Report on Form 10-K. The assumptions used in calculating the fair value of the equity awards did not differ in any material respect from the assumptions used to calculate the grant date fair value of the awards as reported in the "Summary Compensation Table."

Compensation Actually Paid vs. Total Shareholder Return
The charts below illustrate the alignment between CAP to our PEOs, and to the average of Non-PEO NEOs and (i) our TSR and Peer Group TSR performance, (ii) Net income performance, and (iii) Adjusted EBITDA performance for the past five years.

Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
The following chart illustrates the relationship between CAP for our PEOs and the average CAP for our Non-PEO NEOs against the Company’s Adjusted EBITDA. Note that to reflect the impact of discontinued operations for our Digital Banking sale and the spin-off of NCR Atleos, 2022 and 2023 Adjusted EBITDA was recast. However 2021 Adjusted EBITDA was not recast and therefore continue to reflect results for the combined entity.

Total Shareholder Return Vs Peer Group
The charts below illustrate the alignment between CAP to our PEOs, and to the average of Non-PEO NEOs and (i) our TSR and Peer Group TSR performance, (ii) Net income performance, and (iii) Adjusted EBITDA performance for the past five years.

Tabular List, Table	Most Important Performance Measures for Determining Executive Compensation
Following is an unranked list of the financial performance measures we consider most important in linking company performance and compensation actually paid to our NEOs for the most recently completed year. Further information on our performance measures is described in our "Compensation Discussion & Analysis" above.
•Adjusted EBITDA
•Recurring Revenue
•rTSR
	•Free Cash Flow
Total Shareholder Return Amount	$ 44.72	60.68	74.13	62.31	107.00
Peer Group Total Shareholder Return Amount	258.38	208.30	152.48	96.60	134.53
Net Income (Loss)	$ 62,000,000	$ 957,000,000	$ (428,000,000)	$ 59,000,000	$ 98,000,000
Company Selected Measure Amount	425,000,000	348,000,000	333,000,000	324,000,000	471,000,000
PEO Name		David Wilkinson		Michael Hayford	Michael Hayford
Additional 402(v) Disclosure	Amounts reflect "Total Pay" from the "Summary Compensation Table" for our NEOs for each corresponding year.Total Shareholder Return ("TSR") represents the cumulative return on a fixed investment of $100 in the Company’s common stock, for the period beginning on the last trading day of 2020 through the end of the applicable year, assuming reinvestment of dividends. The dollar amounts reported represent the net income reflected in the Company’s audited financial statements for the applicable year. While we use numerous financial and non-financial performance measures to evaluate performance under our compensation programs, Adjusted EBITDA is the financial performance measure that, in NCR Voyix’s assessment, represents the most important performance measure (that is not otherwise required to be disclosed in the table) used to link compensation actually paid to NEOs for the most recently completed year to Company performance. The amounts shown in this column for Adjusted EBITDA for 2021 and 2022 include certain costs historically allocated to NCR Atleos. To account for the transfer of the remaining countries to NCR Atleos in 2025, we recast Adjusted EBITDA for 2023 and 2024 to remove historical costs associated with the discontinued operations. Refer to the "Supplementary Non-GAAP Information" section of this proxy statement for the reconciliation of Adjusted EBITDA, which is a Non-GAAP measure.
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Measure:: 2
Pay vs Performance Disclosure
Name	Recurring Revenue
Measure:: 3
Pay vs Performance Disclosure
Name	rTSR
Measure:: 4
Pay vs Performance Disclosure
Name	Free Cash Flow
David Wilkinson [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 4,321,795	$ 10,030,422	$ 1,879,422
PEO Actually Paid Compensation Amount	$ (5,406,732)	$ 9,484,892	$ 5,810,060
PEO Name	David Wilkinson		David Wilkinson
James G. Kelly [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 6,421,112
PEO Actually Paid Compensation Amount	$ 4,183,227
PEO Name	James G. Kelly
Michael Hayford [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			$ 22,632,770	$ 12,743,595	$ 14,840,501
PEO Actually Paid Compensation Amount			$ 34,989,625	$ (23,626,321)	$ 25,600,030
PEO Name			Michael Hayford
PEO | David Wilkinson [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0
PEO | David Wilkinson [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | David Wilkinson [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(676,428)
PEO | David Wilkinson [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | David Wilkinson [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,392,012)
PEO | David Wilkinson [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(6,660,087)
PEO | James G. Kelly [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(5,712,168)
PEO | James G. Kelly [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,124,846
PEO | James G. Kelly [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,539,362)
PEO | James G. Kelly [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | James G. Kelly [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(111,201)
PEO | James G. Kelly [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,105,579)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	991,904
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,028,142)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(210,635)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (478,626)